Condensed Consolidated Interim Statement of Comprehensive Income (Unaudited) - EUR (€) € in Millions	6 Months Ended
	Jun. 28, 2019	Jun. 29, 2018
Statement of comprehensive income [abstract]
Profit after taxes	€ 508	€ 417
Foreign currency translations:
Pretax activity, net	(16)	(11)
Tax effect	0	0
Foreign currency translation, net of tax	(16)	(11)
Cash flow hedges:
Pretax activity, net	0	(8)
Tax effect	1	1
Cash flow hedges, net of tax	1	(7)
Other comprehensive loss for the period, net of tax	(15)	(18)
Total comprehensive income	€ 493	€ 399